PENSION AND OTHER POSTRETIREMENT BENEFITS (Details 9) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Defined Benefit Plans
Net amount recognized in other comprehensive (income) loss		$ 16.9	$ 10.0
U.S.
Defined Benefit Plans
Net actuarial loss (gain)	$ 21.1	135.6	(101.8)
Prior service cost (credit)			19.9
Amortization of unrecognized net actuarial loss	(20.0)	(16.2)	(19.5)
Amortization of unrecognized prior service (cost) credit	(1.2)	(1.2)	(0.3)
Curtailments			(0.9)
Settlements		(0.6)
Net amount recognized in other comprehensive (income) loss	(0.1)	117.6	(102.6)
Int'l
Defined Benefit Plans
Net actuarial loss (gain)	11.3	51.3	6.1
Prior service cost (credit)	(0.7)	(7.3)
Amortization of unrecognized net actuarial loss	(9.4)	(5.2)	(8.2)
Amortization of unrecognized prior service (cost) credit	0.3	(0.4)	(0.5)
Net transition asset			0.1
Curtailments	0.2	(0.6)	1.5
Settlements	(4.3)	(0.4)	(1.2)
Net amount recognized in other comprehensive (income) loss	(2.6)	37.4	(2.2)
U.S. Postretirement Health Benefits
Defined Benefit Plans
Net actuarial loss (gain)	(1.4)	0.3	(0.9)
Amortization of unrecognized net actuarial loss	(2.2)	(2.8)	(2.5)
Amortization of unrecognized prior service (cost) credit	3.3	3.3	4.1
Curtailments			13.1
Net amount recognized in other comprehensive (income) loss	$ (0.3)	$ 0.8	$ 13.8